Note 5 - Loans and Leases - Performance of Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans receivable	$ 121,929	$ 116,077
Residential Portfolio Segment [Member]
Loans receivable	113,686	109,381
Commercial and Multi-Family Real Estate [Member]
Loans receivable	40
Commercial Portfolio Segment [Member]
Loans receivable	1
Consumer Portfolio Segment [Member]
Loans receivable	8,202	6,696
Performing Financial Instruments [Member]
Loans receivable	121,590	115,799
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	113,364	109,103
Performing Financial Instruments [Member] | Commercial and Multi-Family Real Estate [Member]
Loans receivable	24
Performing Financial Instruments [Member] | Commercial Portfolio Segment [Member]
Loans receivable
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member]
Loans receivable	8,202	6,696
Nonperforming Financial Instruments [Member]
Loans receivable	339	278
Nonperforming Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	322	278
Nonperforming Financial Instruments [Member] | Commercial and Multi-Family Real Estate [Member]
Loans receivable	16
Nonperforming Financial Instruments [Member] | Commercial Portfolio Segment [Member]
Loans receivable	1
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member]
Loans receivable